Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Convertible notes payable, related parties, in default	$ 25,980	$ 25,980
Convertiable notes payable, net of discount, current	22,834	155,991
Convertiable notes payable, net of discount, non current	$ 600,767	$ 800,657
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, stated value	$ 100	$ 100
Temporary equity, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	604,150,321	276,383,093
Common stock, shares outstanding	604,150,321	276,383,093
Series B Preferred Stock [Member]
Temporary equity, shares outstanding	14,241
Series B Preferred Stock [Member] | Preferred Stock [Member]
Temporary equity, shares issued	14,241	14,462
Temporary equity, shares outstanding	14,241	14,462
Series E Preferred Stock [Member]
Temporary equity, shares outstanding	40,600
Series E Preferred Stock [Member] | Preferred Stock [Member]
Temporary equity, shares issued	40,600	35,400
Temporary equity, shares outstanding	40,600	35,400